Subsequent events	12 Months Ended
Jun. 30, 2022
21. Subsequent events

21. Subsequent events

On July 28, 2022, the Company granted 160,000 RSUs with a vesting date of June 30, 2023, whereby the holders will receive 160,000 common shares subject to being employed or a consultant on the vesting date.

On August 17, 2022, the Company received the remaining royalty funding of $3.0 million.

On October 31, 2022, a total of 23,214,286 warrants priced at CAD$1.00 were exercised into 23,214,286 common shares for gross proceeds of $17,002,227 (CAD$23,214,286).

On February 28, 2023, the Company recognized a ROU asset and lease obligation of $12,125,134 using an incremental borrowing rate of 11.5% for the Mauritius BAF industrial lease, which has an initial term of 20 years plus a renewal of 5 years. The lease is payable annually in USD and as of March 31,2023, had a remaining term of 24.9 years.  The initial annual lease is $1,338,637 and will increase according to the annual change in US CPI with a minimum of 0% and maximum of 3%.

On June 30, 2023, a total of 200,000 RSUs that vested on December 31, 2022 and 70,000 RSUs that vested on July 14, 2022 were converted into to a total of 184,107 common shares for no additional consideration and 85,893 common shares were forfeited to cover income taxes payable upon conversion.

On June 30, 2023, a total of 160,000 RSUs satisfied their vesting conditions.